LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY - Repayment schedule (Details) R$ in Thousands	Dec. 31, 2022 BRL (R$)
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Repayments	R$ 13,281,851
Loan and financing
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Repayments	3,500,000
Leases
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Repayments	8,529,436
5G Licenses
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Repayments	1,191,670
Liabilities for the acquisition of a company - Vita IT
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Repayments	60,745
Later Than One Year And Not Later Than Two Years [Member]
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Repayments	3,136,656
Later Than One Year And Not Later Than Two Years [Member] | Leases
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Repayments	2,723,908
Later Than One Year And Not Later Than Two Years [Member] | 5G Licenses
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Repayments	352,003
Later Than One Year And Not Later Than Two Years [Member] | Liabilities for the acquisition of a company - Vita IT
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Repayments	60,745
Later Than Two Years And Not Later Than Three Years [Member]
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Repayments	3,383,418
Later Than Two Years And Not Later Than Three Years [Member] | Loan and financing
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Repayments	1,500,000
Later Than Two Years And Not Later Than Three Years [Member] | Leases
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Repayments	1,830,887
Later Than Two Years And Not Later Than Three Years [Member] | 5G Licenses
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Repayments	52,531
Later Than Three Years And Not Later Than Four Years [Member]
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Repayments	1,389,249
Later Than Three Years And Not Later Than Four Years [Member] | Leases
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Repayments	1,336,718
Later Than Three Years And Not Later Than Four Years [Member] | 5G Licenses
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Repayments	52,531
Later Than Four Years And Not Later Than Five Years [Member]
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Repayments	2,984,435
Later Than Four Years And Not Later Than Five Years [Member] | Loan and financing
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Repayments	2,000,000
Later Than Four Years And Not Later Than Five Years [Member] | Leases
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Repayments	931,904
Later Than Four Years And Not Later Than Five Years [Member] | 5G Licenses
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Repayments	52,531
Later Than Five Years [Member]
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Repayments	2,388,093
Later Than Five Years [Member] | Leases
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Repayments	1,706,019
Later Than Five Years [Member] | 5G Licenses
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Repayments	R$ 682,074